LONG-TERM EMPLOYEE-RELATED OBLIGATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Severance payments actually paid	$ 96	$ 230	$ 166
Expected deposits to be made in the next fiscal year for severance and pension payment obligations	900
Deposits made for severance payment obligations	252	228
2018	1,142
2019	267
2020	54
2021	54
2022	13
Thereafter (through 2027)	816
Total	2,346
TAT and Turbochrome [Member]
Defined Benefit Plan Disclosure [Line Items]
Severance pay expenses	910	777	554
Limco Piedmont Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
401(K) profit sharing plan contributions made by company	$ 350	$ 344	$ 261
Percentage of employees contribution matched by employer	100.00%
Percentage of employees contribution	2.00%
Percentage of employees contribution matched by employer, two	50.00%